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            ["SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP" LETTERHEAD]

                                 222 BAY STREET
                            SUITE 1750, P.O. BOX 258
                                TORONTO, ONTARIO
                                     M5K 1J5
                                    --------

                                 (416) 777-4700
                               Fax: (416) 777-4747
                                 www.skadden.com





                                                     February 18, 2005




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549
USA

          RE:     Ainsworth Lumber Co. Ltd. (the "Registrant")
                  Pre-Effective Amendment No. 1 to
                  Registration Statement on Form F-4

Ladies and Gentlemen:

                  On behalf of the Registrant, enclosed herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations thereunder, is a copy of Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form F-4
(No. 333-119812, the "Registration Statement") relating to the exchange of
(i) the outstanding US$275,000,000 principal amount of 7 1/4% Senior Notes of the Registrant for US$275,000,000 principal amount of its 7 1/4% Senior Exchange Notes and (ii) the outstanding US$175,000,000 principal amount of Senior Floating Rate Notes of the Registrant for US$175,000,000 principal amount of its Senior Floating Rate Notes.

                  Please note that the Registration Statement, as amended by Pre-Effective Amendment No. 1, is substantially identical, except for the description of the securities.

                  The Registrant has previously transmitted a wire in the amount of US$57,015 to Mellon Bank in connection with the filing fee for the Registration Statements.


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Securities and Exchange Commission
February 18, 2005
Page 2




                  If you have any questions with respect to the enclosed materials, please contact the undersigned or Christopher Morgan at
(416) 777-4700.


                                                     Very truly yours,

                                                     /s/ Robert Normandeau

                                                     Robert Normandeau


cc:      Catherine Ainsworth
         Robert Allen
           (Ainsworth Lumber Co. Ltd.)
         G. Eric Doherty, Esq.
           (Borden Ladner Gervais LLP)
         Christopher W. Morgan, Esq.
           (Skadden, Arps, Slate, Meagher & Flom LLP)